Receivables (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Receivables	Receivables as of December 31, 2023 and 2022 consisted of the following:
	December 31, 2023	December 31, 2022
Trade accounts receivable	$6,766,088	$4,867,749
Vendor rebates receivable	-	460
Credit card payments in process of settlement	54,285	102,917
Retainage	1,075,761	603,442
Total receivables	7,896,134	5,574,568
Allowance for expected credit losses	(344,165)	(359,000)
Total receivables, net	$7,551,969	$5,215,568